Financial Instruments - Summary of Detailed Information About Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Net foreign exchange gain (loss)	$ (4)	$ (43)
Purchase contracts [member] | Currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity, start	2025-01
Maturity, end	2025-12
Sales contracts [member] | Currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity, start	2025-01
Maturity, end	2025-07
USD | Purchase contracts [member] | Currency risk [member] | Notional [member]
Disclosure of detailed information about hedging instruments [line items]
Net foreign exchange gain (loss)	$ 11
USD | Sales contracts [member] | Currency risk [member] | Notional [member]
Disclosure of detailed information about hedging instruments [line items]
Net foreign exchange gain (loss)	$ (11)